OPERATING EXPENSES - Disclosure of Compensation to Employees and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Wages and salaries	$ 17,537	$ 15,659	$ 14,838
Stock option expense	9,869	(1,422)	11,247
Social security costs	2,032	1,711	2,001
Pension costs	1,136	1,054	1,040
Directors fees	520	511	511
Other staff related costs	420	379	257
Total compensation to employees and directors	$ 31,514	$ 17,892	$ 29,894